Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

NOTE 6. PROPERTY, PLANT AND EQUIPMENT

	2025	2024
Cost	$6,935,829	$7,344,532
Accumulated depreciation	(4,776,617)	(4,988,359)
	$2,159,212	$2,356,173
Rig equipment	1,931,558	2,118,055
Rental equipment	16,066	16,066
Other equipment	6,969	5,999
Vehicles	4,211	1,787
Buildings	29,195	43,870
Assets under construction	142,257	133,543
Land	28,956	36,853
	$2,159,212	$2,356,173

Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2023	$6,324,210	$96,481	$170,429	$32,696	$124,833	$126,872	$43,244	$6,918,765
Additions	59,650	—	14,516	95	985	141,401	—	216,647
Transferred to assets held for sale	—	—	—	—	—	—	(5,501)	(5,501)
Disposals	(153,166)	—	(17,327)	(3,646)	(3,089)	—	(2,100)	(179,328)
Reclassifications	137,658	—	—	—	—	(137,658)	—	—
Foreign exchange	380,811	279	3,091	1,718	3,912	2,928	1,210	393,949
Balance, December 31, 2024	6,749,163	96,760	170,709	30,863	126,641	133,543	36,853	7,344,532
Additions	57,110	—	9,645	149	139	196,431	—	263,474
Disposals	(122,183)	(17)	(31,683)	(2,959)	(8,133)	—	(7,228)	(172,203)
Reclassifications	174,547	—	—	—	—	(174,547)	—	—
Reclassification from right-of-use assets	—	—	—	3,653	—	—	—	3,653
Asset decommissioning	(299,289)	—	—	—	—	—	—	(299,289)
Foreign exchange	(185,477)	(160)	(2,345)	(630)	(1,887)	(13,170)	(669)	(204,338)
Balance, December 31, 2025	$6,373,871	$96,583	$146,326	$31,076	$116,760	$142,257	$28,956	$6,935,829

Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2023	$4,229,700	$80,415	$161,193	$30,363	$79,006	$—	$—	$4,580,677
Depreciation expense	276,815	—	14,267	720	4,317	—	—	296,119
Disposals	(141,694)	—	(17,091)	(3,504)	(2,667)	—	—	(164,956)
Foreign exchange	266,287	279	6,341	1,497	2,115	—	—	276,519
Balance, December 31, 2024	4,631,108	80,694	164,710	29,076	82,771	—	—	4,988,359
Depreciation expense	288,178	—	8,307	588	7,476	—	—	304,549
Disposals	(110,671)	(17)	(31,527)	(2,858)	(1,449)	—	—	(146,522)
Reclassification from right-of-use assets	—	—	—	869	—	—	—	869
Asset decommissioning	(232,209)	—	—	—	—	—	—	(232,209)
Foreign exchange	(134,093)	(160)	(2,133)	(810)	(1,233)	—	—	(138,429)
Balance, December 31, 2025	$4,442,313	$80,517	$139,357	$26,865	$87,565	$—	$—	$4,776,617

(a) Impairment

Precision reviews the carrying value of its long-lived assets for indications of impairment at the end of each reporting period. At December 31, 2025, Precision reviewed each of its Cash-Generating Units and did not identify indications of impairment and, therefore, did not test its CGUs for impairment.

(b) Asset Disposals

Through the completion of normal course business operations, the Corporation sold used assets resulting in a gain on asset disposal of $9 million (2024 – $16 million).

(c) Asset Decommissioning

In 2025, the Corporation incurred a $67 million (2024 – nil) loss on asset decommissioning relating to certain drilling and ancillary equipment, contained within the Contract Drilling Services segment, that no longer aligned with the Corporation's advanced technology and performance standards.